Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Significant Accounting Policies [Text Block]

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The Company designs, develops, and sells personal, pet, and vehicle locator devices and services including PocketFinder® People, PocketFinder® Pets, PocketFinder® Vehicles and VehicleFleetFinder™. The PocketFinder® is a small, completely wireless, location device that enables a user to locate a person, pet, vehicle or valuable item at any time from almost anywhere using Global Positioning System (“GPS”) and General Packet Radio Service (“GPRS”) technologies. The Company is located in Irvine, California.

Organization

Location Based Technologies, Inc. (formerly known as Springbank Resources, Inc.) (the “Company,” “our,” or “LBT”) was incorporated under the laws of the State of Nevada on April 10, 2006.

Location Based Technologies, Corp. (formerly known as PocketFinder, Inc.) was incorporated under the laws of the State of California on September 16, 2005. On July 7, 2006, it established PocketFinder, LLC (“LLC”), a California Limited Liability Company. On May 29, 2007, PocketFinder, Inc. filed amended articles with the Secretary of State to change its name to Location Based Technologies, Corp.

On September 30, 2009, the Company formed Location Based Technologies, Ltd. (“LBT, Ltd.”), an England and Wales private limited company, to establish a presence in Europe. LBT, Ltd. is a wholly owned subsidiary of the Company.

Merger

On August 24, 2007, Location Based Technologies, Corp. merged with PocketFinder, LLC. The merger was approved by the shareholders of Location Based Technologies, Corp. and PocketFinder, LLC by unanimous written consent. Location Based Technologies, Corp. was the survivor of the merger with PocketFinder, LLC.

Each Class A Membership Unit of the LLC was converted into 150,000 shares of common stock of the Company or fraction thereof and each Class C Membership Unit of the LLC was cancelled. Upon consummation of the merger, 10.9 Class A Membership Units of the LLC were converted into 1,635,000 shares of common stock of the Company.

Stock Exchange Agreement

On October 11, 2007, Location Based Technologies, Corp. effected a stock exchange agreement and plan of reorganization (the “Agreement”) with Springbank Resources, Inc. (“SRI”) whereby SRI acquired all of the issued and outstanding shares of Location Based Technologies, Corp. in exchange for shares of SRI’s common stock.

Subject to the terms and conditions of the Agreement, SRI issued, and the stockholders of Location Based Technologies, Corp. accepted 55,153,500 shares of SRI’s common stock in consideration for all of the issued and outstanding shares of Location Based Technologies, Corp. The shares of SRI’s common stock were allocated to the shareholders of Location Based Technologies, Corp. in accordance with the Agreement.

The former shareholders of Location Based Technologies, Corp. acquired control of SRI upon the closing of the stock exchange transaction. The exchange was accounted for as a reverse acquisition. Accordingly, for financial statement purposes, Location Based Technologies, Corp. was considered the accounting acquiror, and the related business combination was considered a recapitalization of Location Based Technologies, Corp. rather than an acquisition by SRI. The historical financial statements prior to the Agreement are those of Location Based Technologies, Corp., and the name of the company was changed to Location Based Technologies, Inc.

Consolidation Policy

The accompanying consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiary, Location Based Technologies, Ltd. Intercompany balances and transactions have been eliminated in consolidation.

Stock Split

All share and per-share amounts in the accompanying financial statements, unless otherwise indicated, have been retroactively restated to reflect a 3 for 1 stock split approved by the Board in October 2008, as if the split had been in effect since inception.

Basis of Presentation

The unaudited consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. They do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to financial statements included in the annual report on Form 10-K of Location Based Technologies, Inc. for the year ended August 31, 2011. In the opinion of management, all adjustments (including normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended November 30, 2011, are not necessarily indicative of the results that may be expected for any other interim period or the entire year. For further information, these unaudited consolidated financial statements and the related notes should be read in conjunction with the Company’s audited financial statements for the year ended August 31, 2011, included in the Company’s report on Form 10-K.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has incurred net losses since inception, and as of November 30, 2011, had an accumulated deficit of $39,022,363. These conditions raise substantial doubt as to the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management recognizes that the Company must generate additional resources and/or revenue to enable it to continue operations. Management may need to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its strategy phases. However, no assurance can be given that the Company will be successful in raising additional capital or generating revenue. Further, even if the Company raises additional capital and/or generates additional revenue, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and expected significant revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to cease operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period amounts or balances to conform to the presentation adopted in the current period.

Cash and Cash Equivalents

For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Cash and Cash Equivalents – The cash and cash equivalent balances at November 30, 2011 and 2010 were principally held by two institutions which insured our aggregated accounts with the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 per insured banking institution. At times, the Company has maintained bank balances which have exceeded FDIC limits. The Company has not experienced any losses with respect to its cash balances.

Revenue and Accounts Receivable – For the three months ended November 30, 2011, revenue from one of the Company’s customers amounted for $39,941 or 90.5% of total net revenue. Accounts receivable from this customer amounted to $430,121 or 99.8% of total accounts receivable.

Allowance for Doubtful Accounts

The allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of November 30, 2011 and 2010, the allowance for doubtful accounts amounted to $304,597.

Inventory

Inventories are valued at the lower of cost (first-in, first-out) or market and primarily consisted of packaging supplies, components and finished goods at November 30, 2011.

Net losses on firm purchase commitments for inventory are recognized in accordance with FASB ASC 330 – Inventory, whereby losses arising from firm, uncancelable and unhedged commitments for the future purchase of inventory items are recognized in the current period. For the year ended August 31, 2011, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500. As of November 30, 2011, the liability from inventory purchase commitments totaled $652,596.

Fair Value of Financial Instruments

Pursuant to FASB ASC 820 – Fair Value Measurement and Disclosures, the Company is required to estimate the fair value of all financial instruments included on its balance sheet. The carrying value of cash, accounts receivable, inventory, accounts payable and notes payable approximate their fair value due to the short period to maturity of these instruments.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method and with useful lives used in computing depreciation ranging from 1 to 5 years. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Expenditures for maintenance and repairs are charged to operations as incurred; additions, renewals and betterments are capitalized.

Internal Website Development Costs

Under FASB ASC 350-50 – Intangibles – Goodwill and Other – Website Development Costs, costs and expenses incurred during the planning and operating stages of the Company's web site development are expensed as incurred. Costs incurred in the web site application and infrastructure development stages are capitalized by the Company and amortized to expense over the web site's estimated useful life or period of benefit. As of November 30, 2011 and August 31, 2011, the Company capitalized costs totaling $1,361,959 related to its website development.

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with FASB ASC 360 – Impairment or Disposal of Long-Lived Assets that requires long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value or disposable value. During the year ended August 31, 2010, due to uncertainties related to the recovery of its investment in the PocketFinder® website as a result of generally poor economic conditions and the Company’s history of difficulties in obtaining financing for product launch, the Company recorded a full impairment of its Website Development Costs totaling $1,361,959.

Intangible Assets – Patents and Trademarks

The Company capitalizes internally developed assets related to certain costs associated with patents and trademarks. These costs include legal and registration fees needed to apply for and secure patents. The intangible assets acquired from other enterprises or individuals in an “arms length” transaction are recorded at cost. As of November 30, 2011 and August 31, 2011, the Company capitalized $1,190,343 and $1,184,968, respectively, for patent related expenditures. As of November 30, 2011 and August 31, 2011, the Company capitalized $59,470 for trademark related expenditures.

Patents are subject to amortization upon issuance by the United States Patent and Trademark Office. Intangible assets are amortized in accordance with FASB ASC 350 – Intangibles – Goodwill and Other, using the straight-line method over the shorter of their estimated useful lives or remaining legal life. Amortization expense totaled $7,613 and $1,416 for the three months ended November 30, 2011 and 2010, respectively.

Deferred Revenue

Deferred revenue is a liability related to a revenue producing activity for which revenue has not yet been recognized. As of November 30, 2011, deferred revenue amounted to $390,180 and consisted of the aggregate value of on-hand inventory of PocketFinder® devices held by a distributor.

Beneficial Conversion Feature of Convertible Notes Payable

The Company accounts for the beneficial conversion feature of convertible notes payable when the conversion rate is below market value. Pursuant to FASB ASC 470-20 – Debt With Conversion and Other Options, the estimated fair value of the beneficial conversion feature is recorded in the financial statements as a discount from the face amount of the notes. Such discounts are amortized over the term of the notes or conversion of the notes, if sooner.

In May 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $4,168 for the three months ended November 30, 2011 and 2010, respectively.

In June 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $5,000 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $12,000 in connection with a $30,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and 1,000 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $135,000 in connection with a $300,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $11,250 for the three months ended November 30, 2011 and 2010, respectively.

In November 2010, the Company recognized a beneficial conversion feature totaling $80,000 in connection with a $400,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $0 and $6,667 for the three months ended November 30, 2011 and 2010, respectively.

Revenue Recognition

Revenues are recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition, when (a) persuasive evidence of an arrangement exists, (b) the products or services have been provided to the customer, (c) the fee is fixed or determinable, and (d) collectability is reasonably assured. In instances where the customer, at its discretion, has the right to reject the product or services prior to final acceptance, revenue is deferred until such acceptance occurs.

Device Sales Revenue – Revenue from the sales of PocketFinder® products is recognized upon shipment to website customers and upon delivery to distributors. Reductions to revenue for product held at distributors are recognized as deferred revenue until product is “sold through” to retailers. Revenue is further reduced for expected future product returns based on management’s judgment using historical experience and expectation of future conditions.

Service Revenue – Service revenue consists of monthly service fees initiated by the customer upon activation of a PocketFinder® device. Services fees are billed and collected in advance of the service provided for that month. Service revenue is recognized upon collection from the customer.

Shipping Costs

Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales.

Research and Development

Research and development costs are clearly identified and are expensed as incurred in accordance with FASB ASC 730 – Research and Development. For the three months ended November 30, 2011 and 2010, the Company incurred $356,299 and $46,326 of research and development costs, respectively.

Provision for Income Taxes

The Company accounts for income taxes under FASB ASC 740 – Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. The Company has included its $800 minimum franchise fee in its provision for income taxes for the three months ended November 30, 2011 and 2010.

Foreign Currency Translation

The Company accounts for foreign currency translation of its wholly owned subsidiary, Location Based Technologies, Ltd., pursuant to FASB ASC 830 – Foreign Currency Matters. The functional currency of Location Based Technologies, Ltd. is the British Pound Sterling. All assets and liabilities of Location Based Technologies, Ltd. are translated into United States Dollars using the current exchange rate at the end of each period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. Certain transactions of the Location Based Technologies, Ltd. are denominated in United States dollars. Translation gains or losses related to such transactions are recognized for each reporting period in the related consolidated statements of operations.

Earnings/ Loss Per Share

The Company computes basic earnings (loss) per share using the weighted average number of common shares outstanding during the period in accordance with FASB ASC 260 – Earnings Per Share, which specifies the compilation, presentation, and disclosure requirements for income per share for entities with publicly held common stock or instruments which are potentially common stock.

Diluted earnings (loss) per share are computed using the weighted average number of common shares outstanding and the dilutive potential common shares outstanding during the period. Dilutive potential common shares primarily consist of stock options and warrants issued by the Company. These potential common shares are excluded from diluted loss per share as their effect would be anti-dilutive.

Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-28, Intangibles — Goodwill and Other, which amends Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment analysis if it is more likely than not that a goodwill impairment exists based on a qualitative assessment of adverse factors. The Company does not expect the provisions of ASU 2010-28 to have a material impact to the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC Topic 820, Fair Value Measurement. The purpose of ASU 2011-04 is to clarify the intent about the application of existing fair value measurement and disclosure requirements and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the provisions of ASU 2011-04 to have a material impact to its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which amends ASC Topic 220, Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The update will require entities to present items of net income, items of other comprehensive income and total comprehensive income in one continuous statement or two separate consecutive statements, and entities will no longer be allowed to present items of other comprehensive income in the statement of stockholders’ equity. Reclassification adjustments between other comprehensive income and net income will be presented separately on the face of the financial statements. The Company does not expect the provisions of ASU 2011-05 to have a material impact to its consolidated financial statements.

In August 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other, which amends ASC Topic 350, Intangibles — Goodwill and Other. The purpose of ASU 2011-08 is to simplify how an entity tests goodwill for impairment. Entities will assess qualitative factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. In instances where the fair value is determined to be less than the carrying value, entities will perform the two-step quantitative goodwill impairment test. The Company does not expect the provisions of ASU 2011-08 to have a material impact to its consolidated financial statements.

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The Company designs, develops, and sells personal, pet, and vehicle locator devices and services including PocketFinder® People, PocketFinder® Pets, PocketFinder® Vehicles, PocketFinder® Mobile and VehicleFleetFinder™. The PocketFinder® is a small, completely wireless, location device that enables a user to locate a person, pet, vehicle or valuable item at any time from almost anywhere using Global Positioning System (“GPS”) and General Packet Radio Service (“GPRS”) technologies. The Company is located in Irvine, California.

Organization

Location Based Technologies, Inc. (formerly known as Springbank Resources, Inc.) (the “Company,” “our,” or “LBT”) was incorporated under the laws of the State of Nevada on April 10, 2006.

Location Based Technologies, Corp. (formerly known as PocketFinder, Inc.) was incorporated under the laws of the State of California on September 16, 2005. On July 7, 2006, it established PocketFinder, LLC (“LLC”), a California Limited Liability Company. On May 29, 2007, PocketFinder, Inc. filed amended articles with the Secretary of State to change its name to Location Based Technologies, Corp.

On September 30, 2009, the Company formed Location Based Technologies, Ltd. (“LBT, Ltd.”), an England and Wales private limited company, to establish a presence in Europe. LBT, Ltd. is a wholly owned subsidiary of the Company.

Merger

On August 24, 2007, Location Based Technologies, Corp. merged with PocketFinder, LLC. The merger was approved by the shareholders of Location Based Technologies, Corp. and PocketFinder, LLC by unanimous written consent. Location Based Technologies, Corp. was the survivor of the merger with PocketFinder, LLC.

Each Class A Membership Unit of the LLC was converted into 150,000 shares of common stock of the Company or fraction thereof and each Class C Membership Unit of the LLC was cancelled. Upon consummation of the merger, 10.9 Class A Membership Units of the LLC were converted into 1,635,000 shares of common stock of the Company.

Stock Exchange Agreement

On October 11, 2007, Location Based Technologies, Corp. effected a stock exchange agreement and plan of reorganization (the “Agreement”) with Springbank Resources, Inc. (“SRI”) whereby SRI acquired all of the issued and outstanding shares of Location Based Technologies, Corp. in exchange for shares of SRI’s common stock.

Subject to the terms and conditions of the Agreement, SRI issued, and the stockholders of Location Based Technologies, Corp. accepted 55,153,500 shares of SRI’s common stock in consideration for all of the issued and outstanding shares of Location Based Technologies, Corp. The shares of SRI’s common stock were allocated to the shareholders of Location Based Technologies, Corp. in accordance with the Agreement.

The former shareholders of Location Based Technologies, Corp. acquired control of SRI upon the closing of the stock exchange transaction. The exchange was accounted for as a reverse acquisition. Accordingly, for financial statement purposes, Location Based Technologies, Corp. was considered the accounting acquiror, and the related business combination was considered a recapitalization of Location Based Technologies, Corp. rather than an acquisition by SRI. The historical financial statements prior to the Agreement are those of Location Based Technologies, Corp., and the name of the company was changed to Location Based Technologies, Inc.

Consolidation Policy

The accompanying consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiary, Location Based Technologies, Ltd. Intercompany balances and transactions have been eliminated in consolidation.

Stock Split

All share and per-share amounts in the accompanying financial statements, unless otherwise indicated, have been retroactively restated to reflect a 3 for 1 stock split approved by the Board in October 2008, as if the split had been in effect since inception.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has incurred net losses since inception, and as of August 31, 2011, had an accumulated deficit of $37,051,630. These conditions raise substantial doubt as to the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management recognizes that the Company must generate additional resources to enable it to continue operations. Management intends to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its strategy phases. However, no assurance can be given that the Company will be successful in raising additional capital. Further, even if the Company raises additional capital, there can be no assurance that the Company will achieve profitability or positive cash flow. If management is unable to raise additional capital and expected significant revenues do not result in positive cash flow, the Company will not be able to meet its obligations and may have to cease operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period amounts or balances to conform to the presentation adopted in the current period.

Cash and Cash Equivalents

For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

Cash and Cash Equivalents – The cash and cash equivalent balances at August 31, 2011 and 2010 are principally held by two institutions which insures our aggregated accounts with the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 per insured banking institution. At times, the Company has maintained bank balances which have exceeded FDIC limits. The Company has not experienced any losses with respect to its cash balances.

Inventory

Inventories are valued at the lower of cost (first-in, first-out) or market and primarily consisted of packaging supplies and components at August 31, 2011.

Net losses on firm purchase commitments for inventory are recognized in accordance with FASB ASC 330 – Inventory, whereby losses arising from firm, uncancelable and unhedged commitments for the future purchase of inventory items are recognized in the current period. As of August 31, 2010, the Company recognized losses and a related liability from inventory purchase commitments totaling $685,500.

Allowance for Doubtful Accounts

The allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of August 31, 2011 and 2010, the allowance for doubtful accounts amounted to $304,597.

Fair Value of Financial Instruments

Pursuant to FASB ASC 820 – Fair Value Measurement and Disclosures, the Company is required to estimate the fair value of all financial instruments included on its balance sheet. The carrying value of cash, accounts receivable, accounts payable and notes payable approximate their fair value due to the short period to maturity of these instruments.

Intangible Assets – Patents and Trademarks

The Company capitalizes internally developed assets related to certain costs associated with patents and trademarks. These costs include legal and registration fees needed to apply for and secure patents. The intangible assets acquired from other enterprises or individuals in an “arms length” transaction are recorded at cost. As of August 31, 2011 and 2010, the Company capitalized $1,184,968 and $1,174,626, respectively, for patent related expenditures. As of August 31, 2011 and 2010, the Company capitalized $59,470 and $136,103, respectively, for trademark related expenditures.

Patents are subject to amortization upon issuance by the United States Patent and Trademark Office. Intangible assets are amortized in accordance with FASB ASC 350 – Intangibles – Goodwill and Other, using the straight-line method over the shorter of their estimated useful lives or remaining legal life. Amortization expense totaled $26,900 and $4,997 for the years ended August 31, 2011 and 2010, respectively.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method and with useful lives used in computing depreciation ranging from 1 to 5 years. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Expenditures for maintenance and repairs are charged to operations as incurred; additions, renewals and betterments are capitalized.

Internal Website Development Costs

Under FASB ASC 350-50 – Intangibles – Goodwill and Other – Website Development Costs, costs and expenses incurred during the planning and operating stages of the Company's web site development are expensed as incurred. Costs incurred in the web site application and infrastructure development stages are capitalized by the Company and amortized to expense over the web site's estimated useful life or period of benefit. As of August 31, 2011 and 2010, the Company capitalized costs totaling $1,361,959 related to its website development.

Long-Lived Assets

The Company accounts for its long-lived assets in accordance with FASB ASC 360 – Impairment or Disposal of Long-Lived Assets that requires long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value or disposable value. During the year ended August 31, 2010, due to uncertainties related to the recovery of its investment in the PocketFinder® website as a result of generally poor economic conditions and the Company’s history of difficulties in obtaining financing for product launch, the Company recorded a full impairment of its Website Development Costs totaling $1,361,959.

Beneficial Conversion Feature of Convertible Notes Payable

The Company accounts for the beneficial conversion feature of convertible notes payable when the conversion rate is below market value. Pursuant to FASB ASC 470-20 – Debt With Conversion and Other Options, the estimated fair value of the beneficial conversion feature is recorded in the financial statements as a discount from the face amount of the notes. Such discounts are amortized over the term of the notes or conversion of the notes, if sooner.

In May 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $4,167 and $5,833 for the years ended August 31, 2011 and 2010.

In June 2010, the Company recognized a beneficial conversion feature totaling $10,000 in connection with a $100,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $5,000 for each of the years ended August 31, 2011 and 2010.

In November 2010, the Company recognized a beneficial conversion feature totaling $12,000 in connection with a $30,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $12,000 for the year ended August 31, 2011.

In November 2010, the Company recognized a beneficial conversion feature totaling $135,000 in connection with a $300,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $135,000 for the year ended August 31, 2011.

In November 2010, the Company recognized a beneficial conversion feature totaling $80,000 in connection with a $400,000 convertible note payable. Amortization expense related to this beneficial conversion feature amounted to $80,000 for the year ended August 31, 2011.

In July 2011, the Company recognized beneficial conversion features totaling $85,000 in connection with four convertible notes payable totaling $200,000. Amortization expense related to these beneficial conversion features amounted to $85,000 for the year ended August 31, 2011.

Revenue Recognition

Revenues are recognized in accordance with Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as amended by SAB No. 104, Revenue Recognition, when (a) persuasive evidence of an arrangement exists, (b) the products or services have been provided to the customer, (c) the fee is fixed or determinable, and (d) collectability is reasonably assured. In instances where the customer, at its discretion, has the right to reject the product or services prior to final acceptance, revenue is deferred until such acceptance occurs.

Consulting Revenue – The Company’s consulting revenue consists of software customization and consulting service contracts recognized utilizing the percentage-of-completion method in accordance with FASB ASC 605-35 – Revenue Recognition Construction-Type and Production-Type Contracts. For fixed fee contracts the percentage-of-completion is measured by the percentage of software customization or consulting hours incurred to date to total estimated hours. This method is used because management believes that hours expended is the best measure of progress on these engagements. Revisions in total estimated hours are reflected in the accounting period in which the required revisions become known. Anticipated losses on contracts are charged to income in their entirety when such losses become evident.

Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts – Costs and estimated earnings in excess of billings on uncompleted contracts reflected in the consolidated balance sheets arise when revenues have been recognized but the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of the contract.

Research and Development

Research and development costs are clearly identified and are expensed as incurred in accordance with FASB ASC 730 – Research and Development. For the years ended August 31, 2011 and 2010, the Company incurred $514,147 and $1,647,797 of research and development costs, respectively.

Provision for Income Taxes

The Company accounts for income taxes under FASB ASC 740 – Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. The Company has included its $800 minimum franchise fee in its provision for income taxes for the years ended August 31, 2011 and 2010.

Foreign Currency Translation

The Company accounts for foreign currency translation of its wholly owned subsidiary, Location Based Technologies, Ltd., pursuant to FASB ASC 830 – Foreign Currency Matters. The functional currency of Location Based Technologies, Ltd. is the British Pound Sterling. All assets and liabilities of Location Based Technologies, Ltd. are translated into United States Dollars using the current exchange rate at the end of each period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. Certain transactions of the Location Based Technologies, Ltd. are denominated in United States dollars. Translation gains or losses related to such transactions are recognized for each reporting period in the related consolidated statements of operations.

Earnings/ Loss Per Share

The Company computes basic earnings (loss) per share using the weighted average number of common shares outstanding during the period in accordance with FASB ASC 260 – Earnings Per Share, which specifies the compilation, presentation, and disclosure requirements for income per share for entities with publicly held common stock or instruments which are potentially common stock.

Diluted earnings (loss) per share are computed using the weighted average number of common shares outstanding and the dilutive potential common shares outstanding during the period. Dilutive potential common shares primarily consist of stock options and warrants issued by the Company. These potential common shares are excluded from diluted loss per share as their effect would be anti-dilutive.

Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-28, Intangibles — Goodwill and Other, which amends Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other. ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment analysis if it is more likely than not that a goodwill impairment exists based on a qualitative assessment of adverse factors. The Company does not expect the provisions of ASU 2010-28 to have a material impact to the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends ASC Topic 820, Fair Value Measurement. The purpose of ASU 2011-04 is to clarify the intent about the application of existing fair value measurement and disclosure requirements and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the provisions of ASU 2011-04 to have a material impact to its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which amends ASC Topic 220, Comprehensive Income. The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The update will require entities to present items of net income, items of other comprehensive income and total comprehensive income in one continuous statement or two separate consecutive statements, and entities will no longer be allowed to present items of other comprehensive income in the statement of stockholders’ equity. Reclassification adjustments between other comprehensive income and net income will be presented separately on the face of the financial statements. The Company does not expect the provisions of ASU 2011-05 to have a material impact to its consolidated financial statements.

In August 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other, which amends ASC Topic 350, Intangibles — Goodwill and Other. The purpose of ASU 2011-08 is to simplify how an entity tests goodwill for impairment. Entities will assess qualitative factors to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. In instances where the fair value is determined to be less than the carrying value, entities will perform the two-step quantitative goodwill impairment test. The Company does not expect the provisions of ASU 2011-08 to have a material impact to its consolidated financial statements.